Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill acquired		¥ 621,858	¥ 631,770	¥ 627,683	¥ 488,856
Bargain purchase gain		3,750	0	1,174
Gain on sale of controlling interest			37,930
Retained interest, fair value disclosure			¥ 19,540
ORIX Credit
Business Acquisition [Line Items]
Sale of stock, percentage of ownership before transaction			66.00%
Sale of stock, percentage of ownership after transaction			34.00%
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired		16,168	¥ 16,168	16,168	16,168
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		350		137
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired		13,383	15,051	15,105	11,576
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		7,294
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired		168,559	171,880	151,582	141,000
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		29,224	(1,978)	10,201
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired		5,839	5,982	5,428	5,395
Bargain purchase gain		3,750
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		115		4,676
PE Investment and Concession
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		44,503	19,822	2,367
ORIX Europe
Business Acquisition [Line Items]
Goodwill acquired		176,608	177,515	158,588	149,270
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		(624)	2,502
Environmental And Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		6,365	(5,557)	16,698
Aircraft and Ships
Business Acquisition [Line Items]
Goodwill acquired		1,201	0	0	0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		478		(1,076)
Banking and Credit Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			57,470
DHC Corporation
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash				300,000
Goodwill acquired			94,324
Acquired intangible assets other than goodwill			104,910
Business acquisition, effective date of Acquisition	Jan. 31, 2023
DHC Corporation | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				3,435	¥ 3,435
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		33,041	11,894	60,876
Goodwill acquired		9,081	4,241	17,644
Acquired intangible assets other than goodwill		21,684	7,049	31,087
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		¥ 87,705	¥ 72,488	¥ 33,000